Related Party Transactions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Shanghai Lechen
Related Party Transaction [Line Items]
Agency service fee	$ 0.1	$ 0.1	$ 0.1
Wuxi MedImmune | Research And Development
Related Party Transaction [Line Items]
Related parities revenue	1.3	4.2
WuXi Pharm Research Associates
Related Party Transaction [Line Items]
Amount of loan agreement	2.2
WuXi Pharm Research Associates | Research Fee
Related Party Transaction [Line Items]
Related parities fee	$ 0.30	$ 0.04